Commitments and contingencies - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 21, 2011	Dec. 31, 2012	Dec. 31, 2013
Commitment And Contingencies [Line Items]
Estimated environmental remediation costs	72,594
Estimated environmental remediation costs, net	72,305			69,555
Amount of regulatory assets	249,344			190,348
Estimated capital repair expenditure	7,900
Power Purchase Agreement
Commitment And Contingencies [Line Items]
Number of years in renewal option	5 years
Minimum
Commitment And Contingencies [Line Items]
Accrual environmental cost	2.11%
Minimum | Power Purchase Agreement
Commitment And Contingencies [Line Items]
Number of contractual years	5 years
Maximum
Commitment And Contingencies [Line Items]
Accrual environmental cost	3.39%
Environmental costs
Commitment And Contingencies [Line Items]
Recovery of actual expenditures for site investigation and remediation over, period	7 years
Amount of regulatory assets	102,735 [1]			85,029	[1]
Water Rights
Commitment And Contingencies [Line Items]
Water lease claim payment		5,400
Minimum potential unrecoverable loss
Maximum potential unrecoverable loss	6,400
Leases
Commitment And Contingencies [Line Items]
Claims paid to government of Quebec			1,884

[1]	Environmental remediation costs recovery: Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 23 (a)(ii)) are recovered through rates over a period of 7 years and in a jurisdiction are subject to an annual cap.